Share-based compensation - Reconciliation of outstanding share options (Details) € in Thousands			12 Months Ended
	Jul. 01, 2023 Options $ / shares	Jan. 20, 2021 Options	Jun. 30, 2025 Options $ / shares	Jun. 30, 2024 EUR (€) Options	Jun. 30, 2024 $ / shares	Jun. 30, 2023 EUR (€) shares Options	Jun. 30, 2023 $ / shares	Jun. 30, 2022 EUR (€) Options
Weighted Average Exercise Price
Compensation expense | €				€ 17,137		€ 29,825
Total payout | €						€ 1,077		€ 369
Share Options (Alignment Grant)
Options
Options outstanding at beginning of period | Options	6,197,415		6,063,090	6,197,415		6,407,675
Forfeited | Options				134,325
Granted | Options		6,478,761
exercised | Options						210,260
Options outstanding at end of period | Options				6,063,090		6,197,415		6,407,675
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period	$ 8.55		$ 8.57		$ 8.55		$ 8.36
Forfeited (in dollars per share)					7.84
Exercised (in dollars per share)							5.79
Weighted average Exercise price of share options outstanding at end of period					8.57		8.55
Exercise price for outstanding stock options					8.57		$ 8.55
Compensation expense | €				€ 13,351		€ 27,541
Average remaining contractual life				6 years 6 months
Employee Share Purchase Program
Weighted Average Exercise Price
Compensation expense | €				€ 18		€ 28
Long-Term Incentive Plan
Options
Options outstanding at beginning of period | Options			3,309,066
Forfeited | Options				296,235
Granted | Options				3,605,301
Options outstanding at end of period | Options				3,309,066
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 4.00
Forfeited (in dollars per share)					4.00
Granted (in dollars per share)					4.00
Weighted average Exercise price of share options outstanding at end of period					4.00
Exercise price for outstanding stock options					4.00
Exercise prices for the share options outstanding					4.00
Average remaining contractual life				9 years
Vesting On January 20, 2023 | Share Options (Alignment Grant)
Options
exercised | shares						24,187
Weighted Average Exercise Price
Amount reclassified from equity and recognized as a cash-settled share-based payment liability | €						€ 1,545
Payments for settlement of share-based payment awards | €						€ 57
Minimum | Share Options (Alignment Grant)
Weighted Average Exercise Price
Exercise prices for the share options outstanding					5.79
Maximum | Share Options (Alignment Grant)
Weighted Average Exercise Price
Exercise prices for the share options outstanding					$ 11.58